Goodwill and Other Intangible Assets - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Amortization expense for finite-lived intangible assets	$ 4,800,000,000	$ 5,300,000,000	$ 5,700,000,000
Trade Names [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	31.00%
Trade Names [Member] | Consumer Healthcare [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	69.00%
In Process Research and Development [Member] | Specialty Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	43.00%
In Process Research and Development [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	7.00%
In Process Research and Development [Member] | Primary Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	7.00%
In Process Research and Development [Member] | Worldwide Research and Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	43.00%
Developed Technology Rights [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Indefinite Lived In-Process Research And Development, Assets Reclassified to Developed Technology Rights		$ 160,000,000
Developed Technology Rights [Member] | Specialty Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	68.00%
Developed Technology Rights [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	19.00%
Developed Technology Rights [Member] | Primary Care [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	12.00%
Developed Technology Rights [Member] | Oncology [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	1.00%
Trade Names [Member] | Established Products [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	25.00%
Trade Names [Member] | Consumer Healthcare [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	75.00%